Retail Installment Contract Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Changes in Company's Allowance for Accounts Receivable
The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2019	2018	2017
Beginning balance	$5,594	$5,356	$4,138
Provision for doubtful accounts	25,043	19,405	22,465
Write-offs and adjustments	(22,519)	(19,167)	(21,247)
Balance at end of period	$8,118	$5,594	$5,356
The following table summarizes the RIC receivables (in thousands):

	December 31, 2019	December 31, 2018
RIC receivables, gross	$192,058	$175,250
RIC Discount	(59,513)	(34,163)
RIC receivables, net	$132,545	$141,087

Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	$43,733	$32,185
Long-term notes receivables and other assets, net	88,812	108,902
RIC receivables, net	$132,545	$141,087

Allowance for Credit Losses on Financing Receivables
The changes in the Company’s RIC Discount were as follows (in thousands):

	For the Years Ended
	December 31, 2019	December 31, 2018
RIC Discount, beginning of period	$34,163	$36,048
Write-offs, net of recoveries	(21,392)	(26,360)
Change in RIC Discount on short-term and long-term RIC receivables	46,742	24,475
RIC Discount, end of period	$59,513	$34,163